Description of Organization and Business Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Description of Organization and Business Operations [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

iLearningEngines, Inc. formerly known as Arrowroot Acquisition Corp. (the “Company”) is a blank check company incorporated in Delaware on November 5, 2020. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”).

The Company is not limited to a particular industry or sector for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of March 31, 2024, the Company had not commenced any operations. All activity through March 31, 2024 relates to the Company’s formation, the initial public offering (“Initial Public Offering”), which is described below, and identifying a target company for a Business Combination, including activities in connection with the Business Combination (as defined and discussed below). The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company generates non-operating income in the form of interest income from the cash held in the Trust Account (as defined below).

Financing

The registration statement for the Company’s Initial Public Offering was declared effective on March 1, 2021. On March 4, 2021, the Company consummated the Initial Public Offering of 28,750,000 units (the “Units” and, with respect to the Class A common stock included in the Units sold, the “Public Shares”), which includes the full exercise by the underwriter of its over-allotment option in the amount of 3,750,000 Units, at $10.00 per Unit, generating gross proceeds of $287,500,000.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 8,250,000 warrants (the “Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant in a private placement to Arrowroot Acquisition LLC (the “Sponsor”), generating gross proceeds of $8,250,000.

Transaction costs amounted to $16,392,714, consisting of $5,750,000 in cash underwriting fees, net of reimbursements, $10,062,500 of deferred underwriting fees and $580,214 of other offering costs.

Trust Account

Following the closing of the Initial Public Offering on March 4, 2021, an amount of $287,500,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”), located in the United States and has been invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of (i) the completion of a Business Combination and (ii) the distribution of the funds held in the Trust Account, as described below.

Operations Prior to Business Combination with iLearningEngines Holdings Inc.

On February 28, 2023, the Company’s stockholders held a special meeting (the “Special Meeting”) and approved and adopted an amendment to its Amended and Restated Certificate of Incorporation (the “Certificate of Incorporation”) to extend the period of time for which the Company is required to consummate a Business Combination from March 4, 2023 (the “Original Termination Date”) to July 6, 2023 (the “Charter Extension Date”) and to allow the Company, without another stockholder vote, to elect to extend the date (the “Termination Date”) to consummate an initial business combination on a monthly basis for up to seven times by an additional one month each time after the Charter Extension Date, by resolution of the Company’s board of directors (the “Board”) if requested by the Arrowroot Acquisition LLC (the “Sponsor”), and upon five days’ advance notice prior to the applicable Termination Date, until February 4, 2024 (each, an “Additional Charter Extension Date”) for a total of up to eleven months after the Original Termination Date, unless the closing of an initial Business Combination shall have occurred prior thereto (the “Extension”, such extension deadline, the “Extension Date”, and such proposal, the “Extension Proposal”). In connection with the Extension, shareholders holding 24,304,187 shares of the Company’s Class A common stock exercised their right to redeem such shares for a pro rata portion of the funds in the Company’s Trust Account at a redemption price of approximately $10.17 per share. As a result, following the Special Meeting, approximately $247,259,068 in cash was removed from the Trust Account to pay such holders.

The Company approved an additional draw of an aggregate of $160,000 pursuant to the Third Promissory Note, which Extension Funds were deposited into the Company’s Trust Account for its public stockholders, on January 5, 2024. This deposit enables the Company to extend the date by which it must complete its initial business combination from January 6, 2024 to February 6, 2024 (the “Seventh Extension”). The Seventh Extension is the final of seven one-month extensions permitted under the Company’s Certificate of Incorporation and provides the Company with additional time to complete its initial business combination.

On January 8, 2024, the Company received a notice (the “Annual Meeting Notice”) from the Listing Qualifications Department of The Nasdaq Stock Market LLC (“Nasdaq”) stating that the Company failed to hold an annual meeting of stockholders within 12 months after its fiscal year ended December 31, 2022, as required by Nasdaq Listing Rule 5620(a). In accordance with Nasdaq Listing Rule 5810(c)(2)(G), the Company had 45 calendar days (or until February 22, 2024) to submit a plan to regain compliance and, if Nasdaq accepts the plan, Nasdaq may grant the Company up to 180 calendar days from its fiscal year end, or until June 28, 2024, to regain compliance. The Company submitted a plan to regain compliance on February 22, 2024. While the compliance plan was pending, the Company’s securities continued to trade on Nasdaq. In connection with the closing of the Business Combination, Arrowroot Acquisition Corp. (NASDAQ: ARRW) changed its name to “iLearningEngines, Inc.” and is listed on the NASDAQ under the new ticker symbol “AILE”.

On February 2, 2024, the Company held a special meeting of stockholders (the “Extension Special Meeting”) to approve an amendment to the Company’s Certificate of Incorporation, as amended, (the “Charter Amendment”), to extend the Termination Date from February 4, 2024 to March 6, 2024 (the “Initial Subsequent Charter Extension Date”) and to allow the Company, without another stockholder vote, to elect to extend the Termination Date to consummate an initial business combination on a monthly basis up to five times by an additional one month each time after the Initial Subsequent Charter Extension Date (the Initial Subsequent Charter Extension Date, as further extended by the Company, the “Subsequent Extension Date”), by resolution of the Board, if requested by the Sponsor, and upon five days’ advance notice prior to the applicable Termination Date, until August 6, 2024, unless the closing of an initial business combination shall have occurred prior thereto (the “Subsequent Extension Proposal”). The stockholders of the Company approved the Subsequent Extension Proposal at the Extension Special Meeting and on February 2, 2024, the Company filed the Charter Amendment with the Delaware Secretary of State.

On February 2, 2024, the Company entered into a Non-Redemption Agreement (the “Non-Redemption Agreement”) with a certain public stockholder of the Company (the “Public Stockholder”) eligible to redeem its shares of the Company’s Class A common stock at the Company’s Extension Special Meeting. Pursuant to the Non-Redemption Agreement, the Public Stockholder agreed not to request redemption of 410,456 shares of Class A Common Stock (the “Non-Redeemed Shares”) in connection with the Extension Special Meeting. In consideration of the Public Stockholder entering into the Non-Redemption Agreement, immediately following the closing of Arrowroot’s initial business combination, the Sponsor agreed to forfeit 82,091 shares of Class B common stock (the “Class B Common Stock”), or 41,046 shares of Class B Common Stock in the event the initial business combination is consummated in February 2024, (“Forfeited Shares”). Pursuant to the terms of the Non-Redemption Agreement, Arrowroot agreed to issue to the Public Stockholder and the Public Stockholder agreed to acquire from Arrowroot, a number of newly-issued shares of common stock promptly following the consummation of Arrowroot’s initial business combination. As a result, the Company recorded $9.30 per share or $763,446 as an expense with a corresponding charge to additional paid-in capital to recognize the fair value of the shares transferred.

In connection with the vote to approve the Charter Amendment, the holders of 3,428,783 shares of Class A common stock properly exercised their right to redeem their shares (and did not withdraw their redemption) for cash at a redemption price of approximately $10.59 per share, for an aggregate redemption amount of $36,309,429. After the satisfaction of such redemptions, the balance in the Company’s Trust Account was approximately $10.77 million.

Business Combination

On April 27, 2023, the Company (formerly known as Arrowroot Acquisition Corp.) entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) with ARAC Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of Arrowroot Acquisition Corp. (“Merger Sub”), and iLearningEngines Inc., a Delaware corporation (“Legacy iLearningEngines”).

The Merger Agreement provides that, among other things and upon the terms and subject to the conditions thereof, the following transactions will occur (together with the other transactions contemplated by the Merger Agreement:

(i)	at the closing of the Business Combination (the “Closing”), in accordance with the Delaware General Corporation Law, as amended (“DGCL”), Merger Sub will merge with and into Legacy iLearningEngines, the separate corporate existence of Merger Sub will cease and Legacy iLearningEngines will be the surviving corporation (the “Surviving Corporation”) and a wholly owned subsidiary of the Company (the “Merger”); and

(ii)	as a result of the Merger, among other things, the outstanding shares of common stock of iLearningEngines (other than shares subject to Legacy Legacy iLearningEngines equity awards, treasury shares and dissenting shares) will be cancelled in exchange for the right to receive a number of shares of common stock of the Surviving Corporation equal to (x) the sum of (i) the Base Purchase Price (as defined below), minus (ii) the dollar value of the Company Incentive Amount (as defined below), plus (iii) the aggregate exercise price of the Company Warrants (as defined in the Merger Agreement) that are issued and outstanding immediately prior to the Effective Time, minus (iv) the aggregate amount of Note Balance (as defined in the Merger Agreement) divided by (y) $10.00. The “Base Purchase Price” means an amount equal to $1,285,000,000. The “Company Incentive Amount” means (x) the number of shares of the Company Class A Common Stock issuable to Legacy iLearningEngines securityholders (excluding, for the avoidance of doubt, the holders of Company Convertible Notes) at the Closing which Legacy iLearningEngines and the Company agree, at least two (2) business days prior to the Closing, to issue to certain private placement investors and non-redeeming stockholders (which amount will equal 82.03125% of all such shares issued to such investors and non-redeeming stockholders, with the remainder being contributed by the Sponsor), multiplied by (y) $10.00.

The Board of Directors of the Company (the “Board”) has (i) approved and declared advisable the Merger Agreement and the Business Combination and (ii) resolved to recommend approval of the Merger Agreement and related matters by the stockholders of the Company.

The Merger Agreement is subject to the satisfaction or waiver of certain customary closing conditions, including, among others, (i) approval of the Business Combination and related agreements and transactions by the respective shareholders of the Company and Legacy iLearningEngines, (ii) effectiveness of the registration statement on Form S-4 to be filed by the Company in connection with the Business Combination, (iii) expiration or termination of the waiting period under the Hart-Scott-Rodino Antitrust Improvements Act, (iv) the absence of any injunction, order, statute, rule, or regulation enjoining or prohibiting the consummation of the Merger, (v) that the Company have at least $5,000,001 of net tangible assets upon Closing and (vi) receipt of approval for listing on Nasdaq the shares of common stock of the Surviving Corporation to be issued in connection with the Merger.

Other conditions to the Company’s obligations to consummate the Merger include, among others, that as of the Closing, (i) Legacy iLearningEngines shall have performed all covenants in all material respects and (ii) no Company Material Adverse Effect (as defined in the Merger Agreement) shall have occurred between the date of the Merger Agreement and Closing.

Other conditions to Legacy iLearningEngines’ obligations to consummate the Merger include, among others, that as of the Closing, (i) the Company shall have performed all covenants in all material respects (ii) no Acquiror Material Adverse Effect (as defined in the Merger Agreement) shall have occurred between the date of the Merger Agreement and Closing and (iii) the amount of cash available in the Trust Account into which substantially all of the proceeds of the Company’s initial public offering and private placement of its warrants have been deposited for the benefit of its public shareholders, together with the proceeds of certain private placement investments in the Company or Legacy iLearningEngines prior to closing and subject to the deductions and conditions set forth in the Merger Agreement, including deductions for certain the Company transaction expenses, is at least equal to or greater than $100,000,000.

The Merger Agreement contains additional covenants, including, among others, providing for (i) the parties to conduct their respective businesses in the ordinary course through the Closing, (ii) the parties to not solicit, initiate any negotiations or enter into any agreements for certain alternative transactions, (iii) Legacy iLearningEngines to prepare and deliver to the Company certain audited and unaudited condensed consolidated financial statements of Legacy iLearningEngines, (iv) the Company to prepare and file a registration statement on Form S-4 and take certain other actions to obtain the requisite approval of the Company’s stockholders of certain proposals regarding the Business Combination and (v) the parties to use reasonable best efforts to obtain necessary approvals from governmental agencies.

On April 16, 2024, Arrowroot Acquisition Corp. (now known as iLearningEngines, Inc.), a Delaware corporation that is our predecessor, consummated the previously announced Business Combination pursuant to that certain Agreement and Plan of Merger and Reorganization, dated as of April 27, 2023, by and among Arrowroot Acquisition Corp., ARAC Merger Sub, Inc. (“Merger Sub”), and Legacy iLearningEngines. Merger Sub merged with and into Legacy iLearningEngines with the separate corporate existence of Merger Sub ceasing and Legacy iLearningEngines surviving the merger as a wholly owned subsidiary of the Company. In connection with the closing of the Business Combination, Arrowroot Acquisition Corp. changed its name to iLearningEngines, Inc. See the Form 8-K, filed with the SEC on April 22, 2024, for additional information.

Liquidity and Going Concern

On December 29, 2021, the Company issued an unsecured convertible promissory note (the “First Promissory Note”) with the Sponsor pursuant to which the Sponsor agreed to loan the Company up to an aggregate principal amount of $1,500,000. Upon issuance, $750,000 was drawn down on the note with an additional $200,000 drawn down on March 17, 2022. On April 21, 2022, the Company drew down the remaining $550,000 pursuant to the terms of the First Promissory Note. Following this drawdown, the full $1,500,000 available under the First Promissory Note was outstanding. There are no remaining funds available under the First Promissory Note for future drawdowns. As of March 31, 2024 and December 31, 2023, $1,500,000 were outstanding under this First Promissory Note.

The First Promissory Note is subject to the Sponsor’s approval and does not bear interest. The principal balance of the note will be payable on the earliest to occur of (i) the date on which the Company consummates its initial Business Combination or (ii) the date that the winding up of the Company is effective (such date, the “Maturity Date”). In the event the Company consummates its initial Business Combination, the Sponsor has the option on the Maturity Date to convert all or any portion of the principal outstanding under the First Promissory Note into that number of warrants (“Working Capital Warrants”) equal to the portion of the principal amount of the First Promissory Note being converted divided by $1.00, rounded up to the nearest whole number. The terms of the Working Capital Warrants, if any, would be identical to the terms of the private placement warrants issued by the Company at the time of its initial public offering, as described in the prospectus for the initial public offering dated March 1, 2021 and filed with the SEC, including the transfer restrictions applicable thereto. The First Promissory Note is subject to customary events of default, the occurrence of certain of which automatically triggers the unpaid principal balance of the First Promissory Note and all other sums payable with regard to the First Promissory Note becoming immediately due and payable.

On February 23, 2023, the Company issued an unsecured promissory note in the principal amount of $500,000 in favor of the Sponsor (the “Second Promissory Note”), which was funded in full by the Sponsor upon execution of the Second Promissory Note. The Second Promissory Note is not convertible into Working Capital Warrants or any other security pursuant to its terms. As of March 31, 2024 and December 31, 2023, the Company had $500,000 outstanding balance under this Second Promissory Note.

In connection with the approval by the Company’s stockholders of the Extension Date at the Special Meeting, the Sponsor issued to the Company an unsecured promissory note that matures upon the Company closing its initial Business Combination (the “Third Promissory Note”). Following the Extension Proposal being approved, the Sponsor funded $640,000 of the Third Promissory Note. Pursuant to the terms of the Third Promissory Note, on each Additional Charter Extension Date, the Sponsor must fund the lesser of (a) $160,000 or (b) $0.04 for each public share that is not redeemed in connection with the Special Meeting for an aggregate deposit of up to the lesser of (x) $1,120,000 or (y) $0.28 for each public share that is not redeemed in connection with the Special Meeting (if all seven additional monthly extensions are exercised). As of March 31, 2024 and December 31, 2023, the Company had $480,000 and $1,600,000 outstanding balance under this Third Promissory Note, respectively. Additionally, on January 5, 2024, the Company drew down an additional $160,000 pursuant to the Third Promissory Note. If the Company completes an initial Business Combination, the Company will, at the option of the Sponsor, repay the amounts loaned under the Third Promissory Note or convert a portion or all of the amounts loaned under such promissory note into warrants, which warrants will be identical to the private placement warrants issued in connection with the Company’s initial public offering. If the Company does not complete an initial Business Combination by the Subsequent Charter Extension Date, such promissory note will be repaid only from funds held outside of the Trust Account or will be forfeited, eliminated or otherwise forgiven.

On June 13, 2023, the Company issued an unsecured promissory note (the “Fourth Promissory Note” and together with the First Promissory Note, the Second Promissory Note and the Third Promissory Note, the “Promissory Notes”) in the principal amount of $2,000,000 to the Sponsor. The Fourth Promissory Note bears interest at 15% per annum and matures upon closing of the Company’s initial Business Combination.  In the event that the Company does not consummate an initial Business Combination, the Fourth Promissory Note will be repaid only from funds held outside of the Trust Account or will be forfeited, eliminated or otherwise forgiven. The Fourth Promissory Note may be further drawn down from time to time prior to the Maturity Date upon request by the Company subject to the Sponsor’s approval. The Fourth Promissory Note is subject to customary events of default, the occurrence of certain of which automatically triggers the unpaid principal balance of the Fourth Promissory Note and all other sums payable with regard to the Fourth Promissory Note becoming immediately due and payable. As of March 31, 2024 and December 31, 2023, the Company had a $750,000 and $1,200,000 principal outstanding under this Fourth Promissory Note, respectively. An additional $50,000 was drawn on the Fourth Promissory Note on March 11, 2024.

Notwithstanding the original terms of the Promissory Notes, the Company and Legacy iLearningEngines agreed, pursuant to the Merger Agreement, that if the Closing occurs, the Sponsor will have the option for the principal and interest outstanding under the Promissory Notes to be repaid in cash or convert into common stock of the Surviving Corporation at a price per share equal to $10.00 per share at the Closing; provided, however, that to the extent the Acquiror Transaction Expenses (as defined in the Merger Agreement) exceed $30,000,000 then the Promissory Notes will be settled by the conversion of an amount equal to the lesser of (i) the principal and interest outstanding under the Promissory Notes and (ii) the Excess Transaction Expenses (as defined in the Merger Agreement) into common stock of the Surviving Corporation at a price per share equal to $10.00 per share.

As of March 31, 2024, the Company had $26,757 of cash held outside its Trust Account for use as working capital, $10,788,134 in cash held in the Trust Account to be used for a Business Combination or to repurchase or redeem its common stock in connection therewith and working capital deficit of $14,359,935. As of March 31, 2024, $215,214 of the deposit in the Trust Account represented interest income, which is available to pay the Company’s tax obligations. For the three months ended March 31, 2024, the Company withdrew an aggregate amount of $40,050 to pay income and franchise taxes and $36,309,429 in connection with redemption. In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, provide the Company working capital loans, as defined below.

In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that as a result of the closing of the business combination, there are no conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern, as such the going concern has been alleviated.

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Arrowroot Acquisition Corp. (the “Company”) is a blank check company incorporated in Delaware on November 5, 2020. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”).

The Company is not limited to a particular industry or sector for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

As of December 31, 2023, the Company had not commenced any operations. All activity through December 31, 2023 relates to the Company’s formation, the initial public offering (“Initial Public Offering”), which is described below, and identifying a target company for a Business Combination, including activities in connection with the Business Combination (as defined and discussed below). The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company generates non-operating income in the form of interest income from the cash held in the Trust Account (as defined below).

On February 28, 2023, the Company’s stockholders held a special meeting (the “Special Meeting”) and approved and adopted an amendment to its Amended and Restated Certificate of Incorporation (the “Certificate of Incorporation”) to extend the period of time for which the Company is required to consummate a Business Combination from March 4, 2023 (the “Original Termination Date”) to July 6, 2023 (the “Charter Extension Date”) and to allow the Company, without another stockholder vote, to elect to extend the Termination Date to consummate an initial Business Combination on a monthly basis for up to seven times by an additional one month each time after the Charter Extension Date, by resolution of the Board if requested by the Sponsor, and upon five days’ advance notice prior to the applicable Termination Date, until February 4, 2024 (each, an “Additional Charter Extension Date”) for a total of up to eleven months after the Original Termination Date, unless the closing of an initial Business Combination shall have occurred prior thereto (the “Extension”, such extension deadline, the “Extension Date”, and such proposal, the “Extension Proposal”). In connection with the Extension, shareholders holding 24,304,187 shares of the Company’s Class A common stock exercised their right to redeem such shares for a pro rata portion of the funds in the Company’s Trust Account at a redemption price of approximately $10.17 per share. As a result, following the Special Meeting, approximately $247,259,068 in cash was removed from the Trust Account to pay such holders.

On February 2, 2024, the Company held a special meeting of stockholders (the “Extension Special Meeting”) to approve an amendment to Arrowroot’s amended and restated certificate of incorporation, as amended, (the “Charter Amendment”) to extend the Termination Date from February 4, 2024 to March 6, 2024 (the “Initial Subsequent Charter Extension Date”) and to allow the Company, without another stockholder vote, to elect to extend the Termination Date to consummate an initial business combination on a monthly basis up to five times by an additional one month each time after the Initial Subsequent Charter Extension Date (the Initial Subsequent Charter Extension Date, as further extended by Arrowroot, the “Subsequent Extension Date”), by resolution of the Company’s board of directors, if requested by the Sponsor, and upon five days’ advance notice prior to the applicable Termination Date, until August 6, 2024, unless the closing of an initial business combination shall have occurred prior thereto (the “Subsequent Extension Proposal”). The stockholders of the Company approved the Subsequent Extension Proposal at the Extension Special Meeting and on February 2, 2024, the Company filed the Charter Amendment with the Delaware Secretary of State.

In connection with the vote to approve the Charter Amendment, the holders of 3,428,783 shares of Class A common stock properly exercised their right to redeem their shares (and did not withdraw their redemption) for cash at a redemption price of approximately $10.59 per share, for an aggregate redemption amount of $36,309,429. After the satisfaction of such redemptions, the balance in the Company’s Trust Account was approximately $10.77 million.

The registration statement for the Company’s Initial Public Offering was declared effective on March 1, 2021. On March 4, 2021, the Company consummated the Initial Public Offering of 28,750,000 units (the “Units” and, with respect to the Class A common stock included in the Units sold, the “Public Shares”), which includes the full exercise by the underwriter of its over-allotment option in the amount of 3,750,000 Units, at $10.00 per Unit, generating gross proceeds of $287,500,000.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 8,250,000 warrants (the “Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant in a private placement to Arrowroot Acquisition LLC (the “Sponsor”), generating gross proceeds of $8,250,000.

Transaction costs amounted to $16,392,714, consisting of $5,750,000 in cash underwriting fees, net of reimbursements, $10,062,500 of deferred underwriting fees and $580,214 of other offering costs.

Following the closing of the Initial Public Offering on March 4, 2021, an amount of $287,500,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”), located in the United States and has been invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of (i) the completion of a Business Combination and (ii) the distribution of the funds held in the Trust Account, as described below.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of Private Placement Warrants, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete one or more initial Business Combinations with one or more operating businesses or assets with a fair market value equal to at least 80% of the net assets held in the Trust Account (excluding any deferred underwriting fees and taxes payable on the interest earned on the Trust Account). The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act.

The Company will provide the holders of the outstanding Public Shares (the “Public Stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company. The Public Stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially $10.00 per Public Share, plus any pro rata interest then in the Trust Account, net of taxes payable). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants.

The Company will only proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 following any related redemptions and, if the Company seeks stockholder approval, a majority of the shares voted are voted in favor of the Business Combination. If a stockholder vote is not required by applicable law or stock exchange listing requirements and the Company does not decide to hold a stockholder vote for business or other reasons, the Company will, pursuant to its Certificate of Incorporation, conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC prior to completing a Business Combination. If, however, stockholder approval of the transaction is required by applicable law or stock exchange listing requirements, or the Company decides to obtain stockholder approval for business or other reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks stockholder approval in connection with a Business Combination, the Sponsor has agreed to vote its Founder Shares (as defined in Note 5) and any Public Shares purchased during or after the Initial Public Offering in favor of approving a Business Combination. Additionally, each Public Stockholder may elect to redeem their Public Shares without voting, and if they do vote, irrespective of whether they vote for or against the proposed transaction.

Notwithstanding the foregoing, if the Company seeks stockholder approval of a Business Combination and it does not conduct redemptions pursuant to the tender offer rules, the Certificate of Incorporation provides that a Public Stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), will be restricted from redeeming its shares with respect to more than an aggregate of 15% of the Public Shares, without the prior consent of the Company.

The Sponsor has agreed (a) to waive its redemption rights with respect to the Founder Shares and Public Shares held by it in connection with the completion of a Business Combination, (b) to waive its liquidation rights with respect to the Founder Shares if the Company fails to complete a Business Combination by the Subsequent Charter Extension Date and (c) not to propose an amendment to the Certificate of Incorporation (i) to modify the substance or timing of the Company’s obligation to allow redemptions in connection with a Business Combination or to redeem 100% of its Public Shares if the Company does not complete a Business Combination within the Combination Period (as defined below) or (ii) with respect to any other provision relating to stockholders’ rights or pre-Business Combination activity, unless the Company provides the Public Stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment. However, if the Sponsor acquires Public Shares in or after the Initial Public Offering, such Public Shares will be entitled to liquidating distributions from the Trust Account if the Company fails to complete a Business Combination within the Combination Period.

The Company has until the Subsequent Charter Extension Date to complete a Business Combination (the “Combination Period”). If the Company has not completed a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to pay taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding  Public Shares, which redemption will completely extinguish Public Stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.

In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per public Share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to monies held in the Trust Account nor will it apply to any claims under the Company’s indemnity of the underwriter of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that the Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers (except for the Company’s independent registered public accounting firm), prospective target businesses and other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Proposed Business Combination

On April 27, 2023, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with ARAC Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of the Company (“Merger Sub”), and iLearningEngines, Inc., a Delaware corporation (“iLearningEngines”).

The Merger Agreement provides that, among other things and upon the terms and subject to the conditions thereof, the following transactions will occur (together with the other transactions contemplated by the Merger Agreement (the “Business Combination”):

(i)	at the closing of the Business Combination (the “Closing”), in accordance with the Delaware General Corporation Law, as amended (“DGCL”), Merger Sub will merge with and into iLearningEngines, the separate corporate existence of Merger Sub will cease and iLearningEngines will be the surviving corporation (the “Surviving Corporation”) and a wholly owned subsidiary of the Company (the “Merger”); and

(ii)	as a result of the Merger, among other things, the outstanding shares of common stock of iLearningEngines (other than shares subject to iLearningEngines equity awards, treasury shares and dissenting shares) will be cancelled in exchange for the right to receive a number of shares of common stock of the Surviving Corporation equal to (x) the sum of (i) the Base Purchase Price (as defined below), minus (ii) the dollar value of the Company Incentive Amount (as defined below), plus (iii) the aggregate exercise price of the Company Warrants (as defined in the Merger Agreement) that are issued and outstanding immediately prior to the Effective Time, minus (iv) the aggregate amount of Note Balance (as defined in the Merger Agreement) divided by (y) $10.00. The “Base Purchase Price” means an amount equal to $1,285,000,000. The “Company Incentive Amount” means (x) the number of shares of the Company Class A Common Stock issuable to iLearningEngines securityholders (excluding, for the avoidance of doubt, the holders of Company Convertible Notes) at the Closing which iLearningEngines and the Company agree, at least two (2) business days prior to the Closing, to issue to certain private placement investors and non-redeeming stockholders (which amount will equal 82.03125% of all such shares issued to such investors and non-redeeming stockholders, with the remainder being contributed by the Sponsor), multiplied by (y) $10.00.

The Board of Directors of the Company (the “Board”) has (i) approved and declared advisable the Merger Agreement and the Business Combination and (ii) resolved to recommend approval of the Merger Agreement and related matters by the stockholders of the Company.

The Merger Agreement is subject to the satisfaction or waiver of certain customary closing conditions, including, among others, (i) approval of the Business Combination and related agreements and transactions by the respective shareholders of the Company and iLearningEngines, (ii) effectiveness of the registration statement on Form S-4 to be filed by the Company in connection with the Business Combination, (iii) expiration or termination of the waiting period under the Hart-Scott-Rodino Antitrust Improvements Act, (iv) the absence of any injunction, order, statute, rule, or regulation enjoining or prohibiting the consummation of the Merger, (v) that the Company have at least $5,000,001 of net tangible assets upon Closing and (vi) receipt of approval for listing on Nasdaq the shares of common stock of the Surviving Corporation to be issued in connection with the Merger.

Other conditions to the Company’s obligations to consummate the Merger include, among others, that as of the Closing, (i) iLearningEngines shall have performed all covenants in all material respects and (ii) no Company Material Adverse Effect (as defined in the Merger Agreement) shall have occurred between the date of the Merger Agreement and Closing.

Other conditions to iLearningEngines’s obligations to consummate the Merger include, among others, that as of the Closing, (i) the Company shall have performed all covenants in all material respects (ii) no Acquiror Material Adverse Effect (as defined in the Merger Agreement) shall have occurred between the date of the Merger Agreement and Closing and (iii) the amount of cash available in the Trust Account into which substantially all of the proceeds of the Company’s initial public offering and private placement of its warrants have been deposited for the benefit of its public shareholders, together with the proceeds of certain private placement investments in the Company or iLearningEngines prior to closing and subject to the deductions and conditions set forth in the Merger Agreement, including deductions for certain the Company transaction expenses, is at least equal to or greater than $100,000,000.

The Merger Agreement contains additional covenants, including, among others, providing for (i) the parties to conduct their respective businesses in the ordinary course through the Closing, (ii) the parties to not solicit, initiate any negotiations or enter into any agreements for certain alternative transactions, (iii) iLearningEngines to prepare and deliver to the Company certain audited and consolidated financial statements of iLearningEngines, (iv) the Company to prepare and file a registration statement on Form S-4 and take certain other actions to obtain the requisite approval of the Company’s stockholders of certain proposals regarding the Business Combination and (v) the parties to use reasonable best efforts to obtain necessary approvals from governmental agencies.

Liquidity and Going Concern

On December 29, 2021, the Company issued an unsecured convertible promissory note (the “First Promissory Note”) with the Sponsor pursuant to which the Sponsor agreed to loan the Company up to an aggregate principal amount of $1,500,000. Upon issuance, $750,000 was drawn down on the note with an additional $200,000 drawn down on March 17, 2022. On April 21, 2022, the Company drew down the remaining $550,000 pursuant to the terms of the First Promissory Note. Following this drawdown, the full $1,500,000 available under the First Promissory Note was outstanding. There are no remaining funds available under the First Promissory Note for future drawdowns. As of December 31, 2023 and 2022, $1,500,000 and $1,500,000 were outstanding under this First Promissory Note, respectively.

The First Promissory Note is subject to the Sponsor’s approval and does not bear interest. The principal balance of the note will be payable on the earliest to occur of (i) the date on which the Company consummates its initial Business Combination or (ii) the date that the winding up of the Company is effective (such date, the “Maturity Date”). In the event the Company consummates its initial Business Combination, the Sponsor has the option on the Maturity Date to convert all or any portion of the principal outstanding under the First Promissory Note into that number of warrants (“Working Capital Warrants”) equal to the portion of the principal amount of the First Promissory Note being converted divided by $1.00, rounded up to the nearest whole number. The terms of the Working Capital Warrants, if any, would be identical to the terms of the private placement warrants issued by the Company at the time of its initial public offering, as described in the prospectus for the initial public offering dated March 1, 2021 and filed with the SEC, including the transfer restrictions applicable thereto. The First Promissory Note is subject to customary events of default, the occurrence of certain of which automatically triggers the unpaid principal balance of the First Promissory Note and all other sums payable with regard to the First Promissory Note becoming immediately due and payable.

On February 23, 2023, the Company issued an unsecured promissory note in the principal amount of $500,000 in favor of the Sponsor (the “Second Promissory Note”), which was funded in full by the Sponsor upon execution of the Second Promissory Note. The Second Promissory Note is not convertible into Working Capital Warrants or any other security pursuant to its terms. As of December 31, 2023, the Company had $500,000 outstanding balance under this Second Promissory Note.

In connection with the approval by the Company’s stockholders of the Extension Date at the Special Meeting, the Sponsor issued to the Company an unsecured promissory note that matures upon the Company closing its initial Business Combination (the “Third Promissory Note”). Following the Extension Proposal being approved, the Sponsor funded $640,000 of the Third Promissory Note. Pursuant to the terms of the Third Promissory Note, on each Additional Charter Extension Date, the Sponsor must fund the lesser of (a) $160,000 or (b) $0.04 for each public share that is not redeemed in connection with the Special Meeting for an aggregate deposit of up to the lesser of (x) $1,120,000 or (y) $0.28 for each public share that is not redeemed in connection with the Special Meeting (if all seven additional monthly extensions are exercised). As of December 31, 2023, the Company had $1,600,000 outstanding balance under this Third Promissory Note. Additionally, on January 5, 2024, the Company drew down an additional $160,000 pursuant to the Third Promissory Note. If the Company completes an initial Business Combination, the Company will, at the option of the Sponsor, repay the amounts loaned under the Third Promissory Note or convert a portion or all of the amounts loaned under such promissory note into warrants, which warrants will be identical to the private placement warrants issued in connection with the Company’s initial public offering. If the Company does not complete an initial Business Combination by the Subsequent Charter Extension Date, such promissory note will be repaid only from funds held outside of the Trust Account or will be forfeited, eliminated or otherwise forgiven.

On June 13, 2023, the Company issued an unsecured promissory note (the “Fourth Promissory Note” and together with the First Promissory Note, the Second Promissory Note and the Third Promissory Note, the “Promissory Notes”) in the principal amount of $2,000,000 to the Sponsor. The Fourth Promissory Note bears interest at 15% per annum and matures upon closing of the Company’s initial Business Combination.  In the event that the Company does not consummate an initial Business Combination, the Fourth Promissory Note will be repaid only from funds held outside of the Trust Account or will be forfeited, eliminated or otherwise forgiven. The Fourth Promissory Note may be further drawn down from time to time prior to the Maturity Date upon request by the Company subject to the Sponsor’s approval. The Fourth Promissory Note is subject to customary events of default, the occurrence of certain of which automatically triggers the unpaid principal balance of the Fourth Promissory Note and all other sums payable with regard to the Fourth Promissory Note becoming immediately due and payable. As of December 31, 2023, the Company had a $1,200,000 principal outstanding under this Fourth Promissory Note. An additional $50,000 was drawn on the Fourth Promissory Note on March 11, 2024.

Notwithstanding the original terms of the Promissory Notes, the Company and iLearningEngines have agreed, pursuant to the Merger Agreement, that if the Closing occurs, the Sponsor will have the option for the principal and interest outstanding under the Promissory Notes to be repaid in cash or convert into common stock of the Surviving Corporation at a price per share equal to $10.00 per share at the Closing; provided, however, that to the extent the Acquiror Transaction Expenses (as defined in the Merger Agreement) exceed $30,000,000 then the Promissory Notes will be settled by the conversion of an amount equal to the lesser of (i) the principal and interest outstanding under the Promissory Notes and (ii) the Excess Transaction Expenses (as defined in the Merger Agreement) into common stock of the Surviving Corporation at a price per share equal to $10.00 per share.

As of December 31, 2023, the Company had $145,669 of cash held outside its Trust Account for use as working capital, $46,744,889 in cash held in the Trust Account to be used for a Business Combination or to repurchase or redeem its common stock in connection therewith and working capital deficit of $12,612,180. As of December 31, 2023, $686,759 of the deposit in the Trust Account represented interest income, which is available to pay the Company’s tax obligations. As of December 31, 2023, the Company withdrew an aggregate amount of $1,826,650 to pay income and franchise taxes and $247,259,068 in connection with redemption. In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, provide the Company working capital loans, as defined below.

Management expects to incur significant costs in pursuit of its acquisition plans. In order to fund working capital deficiencies or finance transaction costs in connection with a Business Combination, the Sponsor, or certain of the Company’s officers and directors or their affiliates may, but are not obligated to, loan the Company funds as may be required. If the Company completes a Business Combination, it would repay such loaned amounts. The Company will be using these funds for paying existing accounts payable, identifying and evaluating prospective initial Business Combination candidates, performing due diligence on prospective target businesses, paying for travel expenditures, selecting the target business to merge with or acquire, and structuring, negotiating and consummating the Business Combination.

In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that if the Company is unable to raise additional funds to alleviate liquidity needs, obtain approval for an extension of the deadline or complete a Business Combination by the Extension Date, then the Company will cease all operations except for the purpose of liquidating. The liquidity condition and date for mandatory liquidation and subsequent dissolution raise substantial doubt about the Company’s ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after the Extension Date. The Company intends to complete a Business Combination before the mandatory liquidation date or obtain approval for an extension.